Short-Term Investments	12 Months Ended
May 31, 2022
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
Short-term investments consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Held-to-maturity investments	3,434,726	1,831,652
Trading securities	—	70,602

	3,434,726	1,902,254

Short-term investments mainly consist of various financial products purchased from Chinese banks, trusts and money market funds. The financial products and trusts are classified as held-to-maturity
investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with variable interest rates. The money market funds are classified as trading securities as they are held principally for the purpose of selling in the near term. The trading securities are valued at their daily closing price in active markets.